Other disclosures - Schedule of changes in financial instruments classified as Level 3 (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	€ 1,352
Purchases/Settlements	285
Sales/Amortisation	(307)
Changes in fair value recognized in profit or loss	320
Changes in fair value recognised in equity	0
Other	(96)
Financial liabilities, at fair value, period ending	1,216
Level reclassifications	(338)
Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	15,319	€ 10,351
Purchases/Settlements	10,583	4,520
Sales/Amortisation	(8,056)	(3,031)
Changes in fair value recognized in profit or loss	172	132
Changes in fair value recognised in equity	(98)	(123)
Level reclassifications	216
Level reclassifications		(551)
Other	(1,155)	(103)
Financial assets, at fair value, period ending	16,981	11,195
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	1,352	1,227
Purchases/Settlements		557
Sales/Amortisation		(143)
Changes in fair value recognized in profit or loss		(28)
Changes in fair value recognised in equity		0
Other		(43)
Financial liabilities, at fair value, period ending	1,216	1,433
Level reclassifications		(137)
Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	934	869
Purchases/Settlements	285	293
Sales/Amortisation	(300)	(135)
Changes in fair value recognized in profit or loss	315	(46)
Changes in fair value recognised in equity	0	0
Other	(97)	(13)
Financial liabilities, at fair value, period ending	954	802
Level reclassifications	(183)	(166)
Level 3 | Financial liabilities held for trading | Credit institutions
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0
Purchases/Settlements	26
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	0
Changes in fair value recognised in equity	0
Other	0
Financial liabilities, at fair value, period ending	26
Level reclassifications	0
Level 3 | Financial liabilities held for trading | Customers
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0
Purchases/Settlements	52
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	0
Changes in fair value recognised in equity	0
Other	0
Financial liabilities, at fair value, period ending	52
Level reclassifications	0
Level 3 | Financial liabilities held for trading | Derivatives
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	934	869
Purchases/Settlements	207	293
Sales/Amortisation	(300)	(135)
Changes in fair value recognized in profit or loss	315	(46)
Changes in fair value recognised in equity	0	0
Other	(97)	(13)
Financial liabilities, at fair value, period ending	876	802
Level reclassifications	(183)	(166)
Level 3 | Financial liabilities held for trading | Swaps
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	479	388
Purchases/Settlements	32	84
Sales/Amortisation	(27)	(23)
Changes in fair value recognized in profit or loss	37	(52)
Changes in fair value recognised in equity	0	0
Other	(31)	0
Financial liabilities, at fair value, period ending	499	304
Level reclassifications		(93)
Level reclassifications	9
Level 3 | Financial liabilities held for trading | Exchange rate options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0	8
Purchases/Settlements	5	0
Sales/Amortisation	(2)	(1)
Changes in fair value recognized in profit or loss	(26)	(4)
Changes in fair value recognised in equity	0	0
Other	24	(1)
Financial liabilities, at fair value, period ending	15	0
Level reclassifications		(2)
Level reclassifications	14
Level 3 | Financial liabilities held for trading | Interest rate options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	79	139
Purchases/Settlements	2	1
Sales/Amortisation	(1)	(19)
Changes in fair value recognized in profit or loss	2	7
Changes in fair value recognised in equity	0	0
Other	47	1
Financial liabilities, at fair value, period ending	111	65
Level reclassifications	(18)	(64)
Level 3 | Financial liabilities held for trading | Index and securities options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	294	187
Purchases/Settlements	135	1
Sales/Amortisation	(122)	(17)
Changes in fair value recognized in profit or loss	(36)	71
Changes in fair value recognised in equity	0	0
Other	(110)	(13)
Financial liabilities, at fair value, period ending	155	222
Level reclassifications	(6)	(7)
Level 3 | Financial liabilities held for trading | Securities and interest rate futures
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0
Purchases/Settlements	0
Sales/Amortisation	(19)
Changes in fair value recognized in profit or loss	29
Changes in fair value recognised in equity	0
Other	19
Financial liabilities, at fair value, period ending	29
Level reclassifications	0
Level 3 | Financial liabilities held for trading | Others
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	82	147
Purchases/Settlements	33	207
Sales/Amortisation	(129)	(75)
Changes in fair value recognized in profit or loss	309	(68)
Changes in fair value recognised in equity	0	0
Other	(46)	0
Financial liabilities, at fair value, period ending	67	211
Level reclassifications	(182)	0
Level 3 | Hedging derivatives
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	12	6
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	20	(1)
Changes in fair value recognised in equity	0	0
Other	0	0
Financial liabilities, at fair value, period ending	30	5
Level reclassifications	(2)	0
Level 3 | Hedging derivatives | Swaps
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	12	6
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	20	(2)
Changes in fair value recognised in equity	0	0
Other	(1)	0
Financial liabilities, at fair value, period ending	29	4
Level reclassifications	(2)	0
Level 3 | Hedging derivatives | Interest rate options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0	0
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	0	1
Changes in fair value recognised in equity	0	0
Other	1	0
Financial liabilities, at fair value, period ending	1	1
Level reclassifications	0	0
Level 3 | Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	160	29
Purchases/Settlements	0	264
Sales/Amortisation	(7)	(8)
Changes in fair value recognized in profit or loss	0	38
Changes in fair value recognised in equity	0	0
Other	0	0
Financial liabilities, at fair value, period ending	0	352
Level reclassifications	(153)
Level reclassifications		29
Level 3 | Liabilities under insurance contracts
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	246	323
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	(15)	(19)
Changes in fair value recognised in equity	0	0
Other	1	(30)
Financial liabilities, at fair value, period ending	232	274
Level reclassifications	0	0
Financial assets held for trading | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	3,930	2,086
Purchases/Settlements	4,092	726
Sales/Amortisation	(2,697)	(194)
Changes in fair value recognized in profit or loss	64	33
Changes in fair value recognised in equity	0	0
Level reclassifications	129
Level reclassifications		(566)
Other	(41)	(42)
Financial assets, at fair value, period ending	5,477	2,043
Financial assets held for trading | Level 3 | Central Banks
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	0
Purchases/Settlements	437
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	31
Changes in fair value recognised in equity	0
Level reclassifications	0
Other	0
Financial assets, at fair value, period ending	468
Financial assets held for trading | Level 3 | Credit institutions
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	769
Purchases/Settlements	44
Sales/Amortisation	(745)
Changes in fair value recognized in profit or loss	1
Changes in fair value recognised in equity	0
Level reclassifications	0
Other	0
Financial assets, at fair value, period ending	69
Financial assets held for trading | Level 3 | Customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	1,801
Purchases/Settlements	3,484
Sales/Amortisation	(1,572)
Changes in fair value recognized in profit or loss	33
Changes in fair value recognised in equity	0
Level reclassifications	99
Other	(2)
Financial assets, at fair value, period ending	3,843
Financial assets held for trading | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	413	914
Purchases/Settlements	47	84
Sales/Amortisation	(112)	(2)
Changes in fair value recognized in profit or loss	(16)	(18)
Changes in fair value recognised in equity	0	0
Level reclassifications	(77)	(428)
Other	(43)	(16)
Financial assets, at fair value, period ending	212	534
Financial assets held for trading | Level 3 | Equity instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	0	1
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	0	0
Level reclassifications	0
Level reclassifications		0
Other	0	0
Financial assets, at fair value, period ending	0	1
Financial assets held for trading | Level 3 | Derivatives
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	947	1,147
Purchases/Settlements	80	367
Sales/Amortisation	(268)	(168)
Changes in fair value recognized in profit or loss	15	49
Changes in fair value recognised in equity	0	0
Level reclassifications	107
Level reclassifications		(168)
Other	4	(26)
Financial assets, at fair value, period ending	885	1,201
Financial assets held for trading | Level 3 | Swaps
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	556	577
Purchases/Settlements	64	281
Sales/Amortisation	(94)	(94)
Changes in fair value recognized in profit or loss	(29)	(3)
Changes in fair value recognised in equity	0	0
Level reclassifications	19	38
Other	133	0
Financial assets, at fair value, period ending	649	799
Financial assets held for trading | Level 3 | Exchange rate options
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	2	9
Purchases/Settlements	6	0
Sales/Amortisation	(1)	(1)
Changes in fair value recognized in profit or loss	(29)	3
Changes in fair value recognised in equity	0	0
Level reclassifications	7
Level reclassifications		(2)
Other	30	(1)
Financial assets, at fair value, period ending	15	8
Financial assets held for trading | Level 3 | Interest rate options
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	30	153
Purchases/Settlements	0	0
Sales/Amortisation	(5)	0
Changes in fair value recognized in profit or loss	4	(16)
Changes in fair value recognised in equity	0	0
Level reclassifications	21
Level reclassifications		(107)
Other	(8)	0
Financial assets, at fair value, period ending	42	30
Financial assets held for trading | Level 3 | Interest rate futures
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	0
Purchases/Settlements	0
Sales/Amortisation	(20)
Changes in fair value recognized in profit or loss	2
Changes in fair value recognised in equity	0
Level reclassifications	0
Other	20
Financial assets, at fair value, period ending	2
Financial assets held for trading | Level 3 | Index and securities options
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	241	235
Purchases/Settlements	4	11
Sales/Amortisation	(115)	(47)
Changes in fair value recognized in profit or loss	41	79
Changes in fair value recognised in equity	0	0
Level reclassifications	(8)	(66)
Other	(107)	(16)
Financial assets, at fair value, period ending	56	196
Financial assets held for trading | Level 3 | Others
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	118	173
Purchases/Settlements	6	75
Sales/Amortisation	(33)	(26)
Changes in fair value recognized in profit or loss	26	(14)
Changes in fair value recognised in equity	0	0
Level reclassifications	68
Level reclassifications		(31)
Other	(64)	(9)
Financial assets, at fair value, period ending	121	168
Hedging derivatives | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	20
Purchases/Settlements	3
Sales/Amortisation	(5)
Changes in fair value recognized in profit or loss	7
Changes in fair value recognised in equity	0
Level reclassifications	0
Other	(11)
Financial assets, at fair value, period ending	14
Hedging derivatives | Level 3 | Swaps
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	20
Purchases/Settlements	3
Sales/Amortisation	(5)
Changes in fair value recognized in profit or loss	7
Changes in fair value recognised in equity	0
Level reclassifications	0
Other	(11)
Financial assets, at fair value, period ending	14
Financial assets at fair value through profit and loss | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	106	181
Purchases/Settlements	0	593
Sales/Amortisation	0	(126)
Changes in fair value recognized in profit or loss	(11)	28
Changes in fair value recognised in equity	0	0
Level reclassifications	0	61
Other	(50)	(28)
Financial assets, at fair value, period ending	45	709
Financial assets at fair value through profit and loss | Level 3 | Customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	20	31
Purchases/Settlements	0	188
Sales/Amortisation	0	(3)
Changes in fair value recognized in profit or loss	(3)	(8)
Changes in fair value recognised in equity	0	0
Level reclassifications	0
Level reclassifications		0
Other	0	16
Financial assets, at fair value, period ending	17	224
Financial assets at fair value through profit and loss | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	86	150
Purchases/Settlements	0	405
Sales/Amortisation	0	(123)
Changes in fair value recognized in profit or loss	(8)	36
Changes in fair value recognised in equity	0	0
Level reclassifications	0	61
Other	(50)	(44)
Financial assets, at fair value, period ending	28	485
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	2,588	2,095
Purchases/Settlements	83	167
Sales/Amortisation	(436)	(189)
Changes in fair value recognized in profit or loss	112	71
Changes in fair value recognised in equity	0	0
Level reclassifications	2
Level reclassifications		(69)
Other	10	20
Financial assets, at fair value, period ending	2,359	2,095
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3 | Customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	505	287
Purchases/Settlements	0	43
Sales/Amortisation	(395)	(97)
Changes in fair value recognized in profit or loss	0	45
Changes in fair value recognised in equity	0	0
Level reclassifications	0
Level reclassifications		(140)
Other	(28)	(6)
Financial assets, at fair value, period ending	82	132
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	242	313
Purchases/Settlements	1	5
Sales/Amortisation	(4)	(73)
Changes in fair value recognized in profit or loss	16	2
Changes in fair value recognised in equity	0	0
Level reclassifications	2
Level reclassifications		0
Other	(25)	(3)
Financial assets, at fair value, period ending	232	244
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3 | Equity instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	1,841	1,495
Purchases/Settlements	82	119
Sales/Amortisation	(37)	(19)
Changes in fair value recognized in profit or loss	96	24
Changes in fair value recognised in equity	0	0
Level reclassifications	0	71
Other	63	29
Financial assets, at fair value, period ending	2,045	1,719
Financial assets at fair value through other comprehensive income | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	8,675	5,989
Purchases/Settlements	6,405	3,034
Sales/Amortisation	(4,918)	(2,522)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(98)	(123)
Level reclassifications	85	23
Other	(1,063)	(53)
Financial assets, at fair value, period ending	9,086	6,348
Financial assets at fair value through other comprehensive income | Level 3 | Customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	7,253	4,938
Purchases/Settlements	5,982	2,845
Sales/Amortisation	(4,703)	(2,505)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(72)	20
Level reclassifications	85	16
Other	(1,016)	2
Financial assets, at fair value, period ending	7,529	5,316
Financial assets at fair value through other comprehensive income | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	1,047	559
Purchases/Settlements	423	186
Sales/Amortisation	(213)	(2)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(25)	(17)
Level reclassifications	0	7
Other	39	(56)
Financial assets, at fair value, period ending	1,271	677
Financial assets at fair value through other comprehensive income | Level 3 | Equity instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	375	492
Purchases/Settlements	0	3
Sales/Amortisation	(2)	(15)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(1)	(126)
Level reclassifications	0
Level reclassifications		0
Other	(86)	1
Financial assets, at fair value, period ending	€ 286	€ 355